S000024507 [Member] Investment Objectives and Goals - SFT Index 500 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Index 500 Fund
Objective [Heading]	SFT Index 500 Fund: Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (the S&P 500®).